Note 13 - Income Taxes - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
U.S. Federal statutory rate	(34.00%)	(34.00%)
State taxes	(4.90%)	(6.00%)
Permanent differences	0.90%	0.10%
Rate Change	7.60%	0.00%
Prior year Net Operating Loss write-off (Section 382 restriction)	263.20%	0.00%
Current year Net Operating Loss write-off	34.50%	0.00%
Valuation allowance	(267.00%)	39.80%
Effective tax rate	0.30%	(0.10%)